Average Annual Total Returns{- Fidelity® Overseas Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Overseas Fund	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Overseas Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Overseas Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	15.42%	10.10%	8.44%	15.37%	9.66%	8.07%	9.33%	8.01%	6.89%	8.02%	7.67%	5.69%